TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company's deferred tax assets and liabilities are as follows :

	December 31,
	2023	2022
Deferred tax assets:
Net operating losses carryforward and tax credits	$96,079	$51,924
Intra-entity transfer of certain intangible assets (*)	14,563	17,252
Operating leases liabilities	18,820	22,878
Share based payments	37,110	38,206
Research and development costs	112,311	62,695
Reserves, allowances and other	55,124	54,774
Deferred tax assets before valuation allowance	334,007	247,729
Valuation allowance	(19,818)	(12,569)
Deferred tax assets	314,189	235,160

Deferred tax liabilities:
Acquired intangibles	(75,396)	(43,385)
Operating lease right-of-use assets	(15,813)	(20,160)
Acquired deferred revenue	—	(565)
Internal use software and other fixed assets	(18,650)	(24,766)
Prepaid compensation expenses	(33,936)	(36,724)
Other	(19)	(7)
Deferred tax liabilities	(143,814)	(125,607)

Deferred tax assets, net	$170,375	$109,553

(*) During the years ended December 31, 2023 and 2022, the Company completed intra-entity transfers of certain intangible assets to a different tax jurisdiction. As a result of the transfers, the Company utilized net operating losses carried forward, incurred a tax expense on capital gain, released valuation allowances and recorded a deferred tax asset.

	December 31,
	2023	2022
Deferred tax assets	$178,971	$116,889
Deferred tax liabilities	(8,596)	(7,336)
Deferred tax assets, net	$170,375	$109,553

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year Ended December 31,
	2023	2022	2021
Income before taxes on income, as reported in the consolidated statements of income	$457,700	$345,332	$240,619
Statutory tax rate in Israel	23.0%	23.0%	23.0%
Preferred Enterprise / Preferred Technology Enterprise benefits (*)	(6.8)%	(3.3)%	(2.2)%
Changes in valuation allowance	1.6%	0.5%	1.0%
Earnings taxed under foreign law	(0.9)%	0.7%	0.2%
Tax settlements and prior years adjustments	4.4%	0.4%	(1.8)%
Intangible assets transfer	—%	—%	(1.7)%
Other	4.7%	1.7%	(1.3)%
Effective tax rate	26.1%	23.0%	17.2%
(*) The effect of the benefit resulting from the "Preferred Enterprise/Preferred Technology Enterprise benefits" status on net earnings per ordinary share is as follows
Schedule of Effect on Benefit Resulting from "Preferred Enterprise" Status on Net Earnings Per Ordinary Share

	Year Ended December 31,
	2023	2022	2021
Basic	$0.49	$0.18	$0.08
Diluted	$0.47	$0.19	$0.08

Schedule of Income Before Income Taxes on Income	Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2023	2022	2021
Domestic	$195,203	$102,500	$53,703
Foreign	262,497	242,832	186,916
	$457,700	$345,332	$240,619

Schedule of Taxes on Income (Tax Benefit)	Taxes on income (tax benefit) are comprised as follows:

	Year Ended December 31,
	2023	2022	2021
Current	$182,789	$132,129	$80,903
Deferred	(63,390)	(52,742)	(39,507)

	119,399	79,387	41,396

Domestic	51,334	28,853	16,171
Foreign	68,065	50,534	25,225

	$119,399	$79,387	$41,396
Of which:

	Year Ended December 31,
	2023	2022	2021
Domestic taxes:
Current	$50,414	$29,576	$27,400
Deferred	920	(723)	(11,229)

	51,334	28,853	16,171
Foreign taxes:
Current	132,375	102,553	53,503
Deferred	(64,310)	(52,019)	(28,278)

	68,065	50,534	25,225

Taxes on income	$119,399	$79,387	$41,396

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of uncertain tax position is as follows:

	December 31,
	2023	2022
Uncertain tax positions, beginning of year	$80,005	$77,047
Increases in tax positions for prior years	1,262	2,729
Increases in tax positions for current year	11,712	6,031
Expiry of the statute of limitations	(2,855)	(5,802)

Uncertain tax positions, end of year	$90,124	$80,005